Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial liabilities [line items]
Accrued interest		$ 7,594	$ 3,612
Lease liabilities	[1]	3,202	3,323
Accounts payable and accrued expenses		7,819	6,995
Current tax liabilities		728	464
Deferred tax liabilities		1,446	1,100
Gold and silver certificates and bullion		439	372
Margin and collateral accounts		8,531	9,029
Segregated fund liabilities		1,463	1,795
Payables to brokers, dealers and clients		1,565	1,957
Provisions		573	287
Allowance for credit losses on off-balance sheet exposures		149	108
Pension liabilities		521	549
Other liabilities of subsidiaries and structured entities		26,836	25,010
Other		8,663	8,098
Total		$ 69,529	$ 62,699

[1]	Represents discounted value of lease liabilities.